                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-03596

               SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN
COMMUNICATIONS AND INFORMATION FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN COMMUNICATIONS AND INFORMATION FUND SEEKS TO PROVIDE SHAREHOLDERS WITH CAPITAL GAIN.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   22

Statement of Operations............   24

Statements of Changes in Net
  Assets...........................   26

Financial Highlights...............   27

Notes to Financial Statements......   33

Approval of Investment Management
  Services Agreement...............   48

Proxy Voting.......................   51




--------------------------------------------------------------------------------
2  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Communications and Information Fund (the Fund) Class A shares fell
  9.00% (excluding sales charge) for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the S&P North American Technology Sector
  Index, which lost 10.39% during the same six-month period.

> The Fund underperformed its peer group, as represented by the Lipper Science &
  Technology Funds Index, which declined 7.52% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------
Seligman Communications and
  Information Fund
  Class A (excluding sales
  charge)                         -9.00%   +14.32%   -1.22%   +7.62%   -1.48%
------------------------------------------------------------------------------
S&P North American Technology
  Sector Index(1) (unmanaged)    -10.39%   +15.84%   -4.26%   +3.06%   -8.11%
------------------------------------------------------------------------------
Lipper Science & Technology
  Funds Index(2) (unmanaged)      -7.52%   +17.25%   -4.76%   +2.50%   -8.45%
------------------------------------------------------------------------------
Lipper Science & Technology
  Funds Average(3) (unmanaged)    -7.95%   +17.88%   -5.50%   +2.21%   -8.42%
------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the

--------------------------------------------------------------------------------
       SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The S&P North American Technology Sector Index (the "NATS Index"), an unmanaged benchmark, is a modified capitalization-weighted index based on a universe of technology related stocks. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Science & Technology Funds Index (Lipper Index) includes the 30 largest science and technology funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Science & Technology Funds Average (Lipper Average), an unmanaged benchmark, measures the performance of mutual funds that invest at least 65% of their equity portfolios in science and technology stocks. The average reflects reinvestment of all distributions and changes in market prices.*
* On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Index includes a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
4  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2010                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  6/23/83)                  -9.00%   +14.32%   -1.22%   +7.62%   -1.48%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                  -9.32%   +13.47%   -1.95%   +6.80%   -2.22%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                  -9.34%   +13.46%   -1.95%   +6.82%   -2.21%        N/A
-------------------------------------------------------------------------------------
Class I (inception
  8/03/09)                  -8.84%      N/A      N/A      N/A      N/A       +6.65%*
-------------------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                  -9.19%   +13.89%   -1.51%   +7.33%     N/A      +10.15%
-------------------------------------------------------------------------------------
Class R3 (inception
  8/03/09)                  -9.05%      N/A      N/A      N/A      N/A       +6.15%*
-------------------------------------------------------------------------------------
Class R4 (inception
  8/03/09)                  -8.97%      N/A      N/A      N/A      N/A       +6.36%*
-------------------------------------------------------------------------------------
Class R5 (inception
  11/30/01)                 -8.84%   +14.79%   -0.79%   +8.10%     N/A       +4.87%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  6/23/83)                 -14.24%    +7.75%   -3.14%   +6.36%   -2.06%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                 -13.85%    +8.47%   -2.94%   +6.49%   -2.22%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                 -10.25%   +12.46%   -1.95%   +6.82%   -2.21%        N/A
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
       SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                    X     Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the Fund's portfolio holdings as of period end. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuations, government regulation, and limited liquidity as compared to other investments. In addition, investments in one economic sector, such as technology, may result in greater price fluctuations than owning a portfolio of diversified investments. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Fund's prospectus for information on these and other risks associated with the Fund.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
6  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      0.4%
------------------------------------------------
Health Care                                 5.6%
------------------------------------------------
Industrials                                 2.5%
------------------------------------------------
Information Technology                     89.5%
------------------------------------------------
Utilities                                   0.1%
------------------------------------------------
Other(2)                                    1.9%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Synopsys, Inc.                              7.2%
------------------------------------------------
Apple, Inc.                                 6.3%
------------------------------------------------
BMC Software, Inc.                          5.3%
------------------------------------------------
Check Point Software Technologies Ltd.      5.2%
------------------------------------------------
Symantec Corp.                              4.9%
------------------------------------------------
Amdocs Ltd.                                 4.8%
------------------------------------------------
Microsoft Corp.                             4.6%
------------------------------------------------
Parametric Technology Corp.                 4.0%
------------------------------------------------
Cisco Systems, Inc.                         3.9%
------------------------------------------------
Google, Inc., Class A                       3.4%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
       SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  910.00        $ 6.39         1.35%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.10        $ 6.76         1.35%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  906.80        $ 9.98         2.11%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.33        $10.54         2.11%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  906.60        $ 9.97         2.11%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.33        $10.54         2.11%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  911.60        $ 4.46          .94%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.13        $ 4.71          .94%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  908.10        $ 8.28         1.75%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.12        $ 8.75         1.75%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  909.50        $ 7.15         1.51%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.31        $ 7.55         1.51%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  910.30        $ 5.97         1.26%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.55        $ 6.31         1.26%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  911.60        $ 4.74         1.00%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.84        $ 5.01         1.00%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: -9.00% for Class A, -9.32% for Class B, -9.34% for Class C, -8.84% for Class I, -9.19% for Class R2, -9.05% for Class R3, -8.97% for Class R4 and -8.84% for Class R5.


--------------------------------------------------------------------------------
       SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.0%)
General Dynamics Corp.                                1,123,700           $65,803,872
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.8%)
Gilead Sciences, Inc.                                   729,800(b)         25,017,544
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (6.7%)
Cisco Systems, Inc.                                   5,878,700(b)        125,275,097
Nortel Networks Corp.                                       819(b,c)               26
QUALCOMM, Inc.                                        2,937,500            96,467,500
                                                                      ---------------
Total                                                                     221,742,623
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (13.1%)
Apple, Inc.                                             810,000(b)        203,739,300
Electronics for Imaging, Inc.                         4,784,000(b,d,g)     46,644,000
EMC Corp.                                             2,723,200(b,d)       49,834,560
Hewlett-Packard Co.                                   2,461,802           106,546,791
NetApp, Inc.                                            763,323(b,d)       28,479,581
                                                                      ---------------
Total                                                                     435,244,232
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Sensata Technologies Holding NV                         909,169(b,c)       14,537,612
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.9%)
Avnet, Inc.                                           1,247,400(b)         30,074,814
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Boston Scientific Corp.                               3,152,300(b)         18,283,340
St. Jude Medical, Inc.                                1,543,500(b)         55,704,915
                                                                      ---------------
Total                                                                      73,988,255
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (6.9%)
Google, Inc., Class A                                   244,800(b)        108,923,760
Open Text Corp.                                       2,439,198(b,c,g)     91,567,493
VeriSign, Inc.                                        1,070,000(b,d)       28,408,500
                                                                      ---------------
Total                                                                     228,899,753
-------------------------------------------------------------------------------------

IT SERVICES (8.2%)
Amdocs Ltd.                                           5,746,895(b,c)      154,304,131
Cognizant Technology Solutions Corp., Class A           155,200(b)          7,769,312
IBM Corp.                                               607,900(d)         75,063,492
Lender Processing Services, Inc.                        735,600            23,031,636
Rolta India Ltd.                                      2,927,900(c)         10,477,478
                                                                      ---------------
Total                                                                     270,646,049
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Life Technologies Corp.                                 856,865(b,d)       40,486,871
-------------------------------------------------------------------------------------

MEDIA (0.4%)
Virgin Media, Inc.                                      837,400(d)         13,976,206
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.2%)
Xerox Corp.                                           5,113,700            41,114,148
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
Abbott Laboratories                                     983,300            45,998,774
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (12.3%)
Amkor Technology, Inc.                                5,767,338(b,d)       31,778,032
Analog Devices, Inc.                                  2,117,220            58,985,749
ASML Holding NV                                         831,900(c)         22,852,293
Avago Technologies Ltd.                                 224,816(b,c,d)      4,734,625
KLA-Tencor Corp.                                      1,694,500            47,242,660
Lam Research Corp.                                      426,900(b,d)       16,247,814
Marvell Technology Group Ltd.                         3,064,843(b,c)       48,301,926
Micron Technology, Inc.                               1,870,800(b,d)       15,883,092
National Semiconductor Corp.                          3,382,358            45,526,539
Novellus Systems, Inc.                                3,852,400(b,d)       97,696,864
ON Semiconductor Corp.                                1,272,900(b,d)        8,121,102
STMicroelectronics NV                                 1,410,400(c,d)       11,156,264
                                                                      ---------------
Total                                                                     408,526,960
-------------------------------------------------------------------------------------

SOFTWARE (39.6%)
Activision Blizzard, Inc.                             3,509,900            36,818,851
Adobe Systems, Inc.                                   1,349,500(b)         35,667,285


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (CONT.)
Aspen Technology, Inc.                                2,447,700(b)        $26,655,453
BMC Software, Inc.                                    4,918,164(b)        170,316,019
BroadSoft, Inc.                                         314,475(b)          2,688,761
Check Point Software Technologies Ltd.                5,649,843(b,c)      166,557,372
JDA Software Group, Inc.                                652,900(b,d)       14,350,742
Mentor Graphics Corp.                                 6,363,322(b,d,g)     56,315,400
Micro Focus International PLC                         1,044,464(c)          6,560,744
Microsoft Corp.                                       6,421,900           147,767,919
Nuance Communications, Inc.                           7,274,700(b,d)      108,756,765
Oracle Corp.                                            787,500            16,899,750
Parametric Technology Corp.                           8,299,188(b,d,g)    130,048,276
Symantec Corp.                                       11,292,100(b,d)      156,734,348
Synopsys, Inc.                                       11,090,171(b,g)      231,451,869
                                                                      ---------------
Total                                                                   1,307,589,554
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,454,419,149)                                                 $3,223,647,267
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.1%)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (--%)
Flashpoint Technology, Inc.
 Convertible                                            246,914(b,e,f)            $--
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.1%)
Silver Peak Systems, Inc. Convertible                 2,620,545(b,f)        2,332,285
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
Miasole
 Convertible                                            805,620(b,f)        1,611,240
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $21,074,781)                                                        $3,943,525
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             62,504,499(i)        $62,504,499
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $62,504,499)                                                       $62,504,499
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (10.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (1.3%)
Elysian Funding LLC
 07-06-10                            0.600%          $9,996,834            $9,996,834
Rheingold Securitization
 07-13-10                            0.500            9,321,563             9,321,563
Royal Park Investments Funding Corp.
 09-22-10                            0.601            4,992,833             4,992,833
Scaldis Capital LLC
 07-12-10                            0.410            4,998,178             4,998,178
 07-20-10                            0.410            4,998,121             4,998,121
Versailles Commercial Paper LLC
 07-16-10                            0.500            4,995,833             4,995,833
Windmill Funding Corp.
 09-20-10                            0.551            4,992,819             4,992,819
                                                                      ---------------
Total                                                                      44,296,181
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (6.2%)
Banco Popular Caisse d'Epargne
 09-24-10                            0.670            4,991,454             4,991,454
Banque et Caisse d'Epargne de l'Etat
 07-21-10                            0.470            4,998,042             4,998,042
Barclays Bank PLC
 08-31-10                            0.447            5,000,000             5,000,000
BNP Paribas
 10-15-10                            0.420            5,000,000             5,000,000
Caisse des Depots
 07-09-10                            0.460            9,996,168             9,996,168
Clydesdale Bank PLC
 07-09-10                            0.400           10,000,000            10,000,000
Credit Agricole
 10-12-10                            0.420           14,000,000            14,000,000
Credit Industrial et Commercial
 08-02-10                            0.460            4,000,000             4,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Credit Industrial et Commerical
 08-18-10                            0.680%          $5,000,000            $5,000,000
Deutsche Bank AG
 12-06-10                            0.531            6,000,000             6,000,000
Dexia Bank SA
 07-19-10                            0.650            4,997,203             4,997,203
DnB NOR
 07-01-10                            0.240           15,000,000            15,000,000
DZ Bank AG
 07-07-10                            0.510            5,000,000             5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
 07-06-10                            0.500            4,999,514             4,999,514
 07-07-10                            0.500            4,999,514             4,999,514
Landesbank Hessen Thuringen
 07-01-10                            0.300           15,000,000            15,000,000
Macquarie Bank Ltd.
 07-06-10                            0.450            9,999,125             9,999,125
National Bank of Canada
 07-01-10                            0.240           15,000,000            15,000,000
Nederlandse Waterschapsbank NV
 07-13-10                            0.485            4,995,895             4,995,895
Rabobank Group
 10-27-10                            0.397            8,000,000             8,000,000
Raiffeisen Zentralbank Oesterreich
 07-06-10                            0.520            9,998,989             9,998,989
Royal Bank of Scotland
 08-16-10                            0.540            5,000,000             5,000,000
Societe Generale
 09-01-10                            0.655           10,000,000            10,000,000
Unicredit BK AG
 07-12-10                            0.420           12,000,000            12,000,000
United Overseas Bank Ltd.
 07-19-10                            0.500            8,000,000             8,000,000
                                                                      ---------------
Total                                                                     201,975,904
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.3%)
Toyota Motor Credit Corp.
 08-19-10                            0.531            9,986,308             9,986,308
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (2.8%)(H)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,025                         0.090           10,000,000            10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $4,246,185                          0.030            4,246,181             4,246,181
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,042                         0.150           10,000,000            10,000,000
Morgan Stanley
 dated 02-22-10, matures 07-30-10,
 repurchase price
 $40,014,333                         0.430           40,000,000            40,000,000
Morgan Stanley
 dated 02-23-10, matures 07-30-10,
 repurchase price
 $15,005,375                         0.430           15,000,000            15,000,000
Morgan Stanley
 dated 04-15-10, matures 07-30-10,
 repurchase price
 $15,004,500                         0.360           15,000,000            15,000,000
                                                                      ---------------
Total                                                                      94,246,181
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $350,504,574)                                                     $350,504,574
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,888,503,003)(j)                                              $3,640,599,865
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 16.03% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)  Negligible market value.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was $3,943,525, representing 0.12% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Flashpoint Technology, Inc.
       Convertible                          09-10-99       $1,008,844
     Miasole
       Convertible                          07-10-08       10,032,163
     Silver Peak Systems, Inc.
       Convertible                          01-14-08       10,041,774


(g) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended June 30, 2010 are as follows:

                      BEGINNING       PURCHASE        SALES          ENDING       DIVIDEND
     ISSUER             COST            COST           COST           COST         INCOME       VALUE(A)
     -----------------------------------------------------------------------------------------------------
     Electronics
       for
       Imaging,
       Inc.         $115,098,517            $--       $232,769    $114,865,748       $--       $46,644,000
     Mentor
       Graphics
       Corp.          73,338,974      5,599,708     14,299,344      64,639,338        --        56,315,400
     Open Text
       Corp.*        131,362,445     21,397,525     63,001,528      89,758,442        --        91,567,493
     Parametric
       Technolo-
       gy Corp.      115,731,182     14,487,870     20,460,782     109,758,270        --       130,048,276
     Synopsys,
       Inc.          274,666,837             --             --     274,666,837        --       231,451,869
     -----------------------------------------------------------------------------------------------------
     Total          $710,197,955    $41,485,103    $97,994,423    $653,688,635       $--      $556,027,038
     -----------------------------------------------------------------------------------------------------


     * Issuer was not an affiliate for the entire period ended June 30, 2010.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(h) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

     CANTOR FITZGERALD & CO. (0.090%)

     SECURITY DESCRIPTION                             VALUE (A)
     -----------------------------------------------------------
     Fannie Mae Discount Notes                           $12,160
     Fannie Mae Interest Strip                           125,774
     Fannie Mae Pool                                   2,020,455
     Fannie Mae Principal Strip                            2,053
     Fannie Mae REMICS                                 1,457,272
     Federal Farm Credit Bank                            638,254
     Federal Home Loan Banks                             877,662
     Federal Home Loan Mortgage Corp                     629,350
     Federal National Mortgage Association               309,893
     FHLMC Structured Pass Through Securities            296,090
     Freddie Mac Discount Notes                           45,687
     Freddie Mac Gold Pool                               157,067
     Freddie Mac Non Gold Pool                           617,861
     Freddie Mac Reference REMIC                          10,749
     Freddie Mac REMICS                                  162,769
     Freddie Mac Strips                                  174,244
     Ginnie Mae I Pool                                   845,877
     Ginnie Mae II Pool                                  702,535
     GNMA Callable Pass Through Securities                13,617
     Government National Mortgage Association            326,180
     United States Treasury Inflation Indexed Bonds       74,398
     United States Treasury Note/Bond                     99,704
     United States Treasury Strip Coupon                 529,909
     United States Treasury Strip Principal               70,440
     -----------------------------------------------------------
     Total market value of collateral securities     $10,200,000
     -----------------------------------------------------------



     GOLDMAN SACHS & CO. (0.030%)

     SECURITY DESCRIPTION                             VALUE (A)
     ----------------------------------------------------------
     Fannie Mae Pool                                   $757,788
     Government National Mortgage Association         3,573,317
     ----------------------------------------------------------
     Total market value of collateral securities     $4,331,105
     ----------------------------------------------------------




--------------------------------------------------------------------------------
14  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

     MIZUHO SECURITIES USA, INC. (0.150%)

     SECURITY DESCRIPTION                             VALUE (A)
     -----------------------------------------------------------
     Federal Farm Credit Bank                           $296,703
     Federal Home Loan Bank Discount Notes             3,051,760
     Federal Home Loan Banks                           1,550,133
     Federal Home Loan Mortgage Corp                     263,856
     Ginnie Mae II Pool                                  693,906
     United States Treasury Note/Bond                  4,343,643
     -----------------------------------------------------------
     Total market value of collateral securities     $10,200,001
     -----------------------------------------------------------



     MORGAN STANLEY (0.430%)

     SECURITY DESCRIPTION                            VALUE (A)
     ----------------------------------------------------------
     Access Group Inc                                   804,312
     American Express Credit Account Master Trust       696,216
     Banc of America Large Loan Inc                     501,385
     Brazos Higher Education Authority                  255,927
     Capital Auto Receivables Asset Trust               470,063
     Capital One Multi-Asset Execution Trust            264,055
     Chase Issuance Trust                               334,110
     Citibank Credit Card Issuance Trust              1,734,809
     Citigroup Commercial Mortgage Trust                989,353
     Citigroup/Deutsche Bank Commercial Mortgage
       Trust                                            691,849
     College Loan Corp Trust                            241,692
     Commercial Mortgage Asset Trust                    261,852
     Commercial Mortgage Pass Through Certificates      998,862
     Credit Suisse First Boston Mortgage
       Securities Corp                                  616,173
     Credit Suisse Mortgage Capital Certificates      1,497,738
     Credit Suisse/Morgan Stanley Commercial
       Mortgage Certificate                             221,168
     DFR Middle Market CLO Ltd                        1,118,057
     Discover Card Master Trust I                       221,358
     Education Funding Capital Trust I                  328,323
     Fannie Mae Whole Loan                              491,511
     First Union National Bank Commercial Mortgage      392,123
     Ford Credit Auto Owner Trust                       319,123
     Granite Master Issuer PLC                          643,087
     GS Mortgage Securities Corp II                     573,615
     JP Morgan Chase Commercial Mortgage
       Securities Corp                                  208,246
     LB-UBS Commercial Mortgage Trust                   236,315
     Leafs CDO I Ltd                                  1,746,554
     Marathon CLO Ltd                                 2,842,128
     MBNA Credit Card Master Note Trust               1,818,179
     Merrill Auto Trust Securitization                  345,971
     Merrill Lynch Floating Trust                       284,224
     Merrill Lynch Mortgage Trust                       734,993
     Merrill Lynch/Countrywide Commercial Mortgage
       Trust                                            278,112
     Morgan Stanley Capital I                         1,511,877


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     MORGAN STANLEY (0.430%) (CONT.)

     SECURITY DESCRIPTION                            VALUE (A)
     ----------------------------------------------------------
     Northstar Education Finance Inc                    426,971
     Saxon Asset Securities Trust                       175,535
     SLC Student Loan Trust                             786,727
     SLM Student Loan Trust                          11,113,423
     Structured Asset Mortgage Investments Inc          265,541
     Wachovia Bank Commercial Mortgage Trust          3,658,761
     WaMu Mortgage Pass Through Certificates            166,242
     Wells Fargo Mortgage Backed Securities Trust       484,861
     World Omni Auto Receivables Trust                  234,123
     ----------------------------------------------------------
     Total market value of collateral securities    $41,985,544
     ----------------------------------------------------------



     MORGAN STANLEY (0.430%)

     SECURITY DESCRIPTION                            VALUE (A)
     ----------------------------------------------------------
     Access Group Inc                                   301,617
     American Express Credit Account Master Trust       261,081
     Banc of America Large Loan Inc                     188,020
     Brazos Higher Education Authority                   95,973
     Capital Auto Receivables Asset Trust               176,274
     Capital One Multi-Asset Execution Trust             99,021
     Chase Issuance Trust                               125,291
     Citibank Credit Card Issuance Trust                650,553
     Citigroup Commercial Mortgage Trust                371,007
     Citigroup/Deutsche Bank Commercial Mortgage
       Trust                                            259,443
     College Loan Corp Trust                             90,635
     Commercial Mortgage Asset Trust                     98,195
     Commercial Mortgage Pass Through Certificates      374,573
     Credit Suisse First Boston Mortgage
       Securities Corp                                  231,065
     Credit Suisse Mortgage Capital Certificates        561,652
     Credit Suisse/Morgan Stanley Commercial
       Mortgage Certificate                              82,938
     DFR Middle Market CLO Ltd                          419,271
     Discover Card Master Trust I                        83,009
     Education Funding Capital Trust I                  123,121
     Fannie Mae Whole Loan                              184,317
     First Union National Bank Commercial Mortgage      147,046
     Ford Credit Auto Owner Trust                       119,671
     Granite Master Issuer PLC                          241,157
     GS Mortgage Securities Corp II                     215,106
     JP Morgan Chase Commercial Mortgage
       Securities Corp                                   78,092
     LB-UBS Commercial Mortgage Trust                    88,618
     Leafs CDO I Ltd                                    654,958
     Marathon CLO Ltd                                 1,065,798
     MBNA Credit Card Master Note Trust                 681,817
     Merrill Auto Trust Securitization                  129,739


--------------------------------------------------------------------------------
16  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     MORGAN STANLEY (0.430%) (CONT.)

     SECURITY DESCRIPTION                            VALUE (A)
     ----------------------------------------------------------
     Merrill Lynch Floating Trust                       106,584
     Merrill Lynch Mortgage Trust                       275,622
     Merrill Lynch/Countrywide Commercial Mortgage
       Trust                                            104,292
     Morgan Stanley Capital I                           566,954
     Northstar Education Finance Inc                    160,114
     Saxon Asset Securities Trust                        65,825
     SLC Student Loan Trust                             295,023
     SLM Student Loan Trust                           4,167,534
     Structured Asset Mortgage Investments Inc           99,578
     Wachovia Bank Commercial Mortgage Trust          1,372,035
     WaMu Mortgage Pass Through Certificates             62,341
     Wells Fargo Mortgage Backed Securities Trust       181,823
     World Omni Auto Receivables Trust                   87,796
     ----------------------------------------------------------
     Total market value of collateral securities    $15,744,579
     ----------------------------------------------------------



     MORGAN STANLEY (0.360%)

     SECURITY DESCRIPTION                             VALUE (A)
     -----------------------------------------------------------
     Allied Irish Banks                               $1,212,770
     Amstel Funding Corp                               1,874,742
     Atlantic Asset Securitization LLC                   331,076
     Autobahn Funding Company                            347,137
     Compass Sec LLC                                     446,000
     Ebury Finance Ltd                                 1,848,317
     LMA LMA Americas                                  1,044,410
     Nationwide Building Society                       1,061,832
     NRW Bank                                          1,728,063
     Romulus Funding Corp                                232,368
     Scaldis & Scaldis                                 1,285,963
     Scaldis Capital Ltd/LLC                             749,547
     Silver Tower US Fund                              2,107,433
     Surrey Funding Corp                                 705,038
     White Point Funding Inc                             775,304
     -----------------------------------------------------------
     Total market value of collateral securities     $15,750,000
     -----------------------------------------------------------


(i) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(j) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $3,888,503,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $194,695,000
     Unrealized depreciation                         (442,598,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(247,903,000)
     ------------------------------------------------------------





--------------------------------------------------------------------------------
18  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                FAIR VALUE AT JUNE 30, 2010
                            ------------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER          LEVEL 3
                                IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)              IDENTICAL ASSETS      INPUTS(b)        INPUTS            TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    IT Services                $260,168,571      $10,477,478            $--       $270,646,049
    Software                  1,301,028,810        6,560,744             --      1,307,589,554
    All Other Industries      1,645,411,664               --             --      1,645,411,664
  Preferred Stocks                                                                          --
    Computers &
     Peripherals                         --               --      2,332,285          2,332,285
    Independent Power
     Producers & Energy
     Traders                             --               --      1,611,240          1,611,240
----------------------------------------------------------------------------------------------
Total Equity Securities       3,206,609,045       17,038,222      3,943,525      3,227,590,792
----------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)               62,504,499               --             --         62,504,499
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --      350,504,574             --        350,504,574
----------------------------------------------------------------------------------------------
Total Other                      62,504,499      350,504,574             --        413,009,073
----------------------------------------------------------------------------------------------
Total                        $3,269,113,544     $367,542,796     $3,943,525     $3,640,599,865
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. The amount of securities transferred out of Level 1 into Level 2 during the period was $7,641,928.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.


--------------------------------------------------------------------------------
20  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                    PREFERRED STOCKS
--------------------------------------------------------------------
Balance as of Dec. 31, 2009                            $3,812,499
  Accrued discounts/premiums                                   --
  Realized gain (loss)                                         --
  Change in unrealized appreciation
    (depreciation)*                                       131,026
  Net purchases (sales)                                        --
  Transfers in and/or out of Level 3                           --
--------------------------------------------------------------------
Balance as of June 30, 2010                            $3,943,525
--------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $131,026.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $2,821,805,295)           $2,671,563,754
  Affiliated money market fund (identified cost $62,504,499)           62,504,499
  Investments of cash collateral received for securities on loan
    (identified cost $350,504,574)                                    350,504,574
  Other affiliated issuers (identified cost $653,688,635)             556,027,038
---------------------------------------------------------------------------------
Total investments in securities (identified cost $3,888,503,003)    3,640,599,865
Cash                                                                            4
Capital shares receivable                                               5,031,594
Dividends and accrued interest receivable                               1,233,822
Receivable for investment securities sold                              30,975,747
---------------------------------------------------------------------------------
Total assets                                                        3,677,841,032
---------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  6,769,275
Payable for investment securities purchased                             3,424,973
Payable upon return of securities loaned                              350,504,574
Accrued investment management services fees                                78,450
Accrued distribution fees                                               1,530,040
Accrued transfer agency fees                                               20,152
Accrued administrative services fees                                        4,711
Accrued plan administration services fees                                  16,243
Other accrued expenses                                                  2,304,387
---------------------------------------------------------------------------------
Total liabilities                                                     364,652,805
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $3,313,188,227
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.10 par value                                    $    9,784,164
Additional paid-in capital                                          3,622,938,716
Accumulated net investment loss                                       (16,111,314)
Accumulated net realized gain (loss)                                  (55,520,201)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (247,903,138)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $3,313,188,227
---------------------------------------------------------------------------------
*Value of securities on loan                                       $  333,097,221
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
22  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                     NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $2,505,839,332           71,004,532                      $35.29(1)
Class B          $   81,143,280            2,760,428                      $29.40
Class C          $  626,804,720           21,309,947                      $29.41
Class I          $   47,814,043            1,301,640                      $36.73
Class R2         $   35,852,103            1,036,447                      $34.59
Class R3         $       74,947                2,161                      $34.68
Class R4         $       96,423                2,632                      $36.63
Class R5         $   15,563,379              423,853                      $36.72
--------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $37.44. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  10,831,940
Interest                                                                 128,983
Income distributions from affiliated money market fund                   170,205
Income from securities lending -- net                                    399,947
Foreign taxes withheld                                                    (7,665)
--------------------------------------------------------------------------------
Total income                                                          11,523,410
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   15,477,153
Distribution fees
  Class A                                                              3,448,869
  Class B                                                                487,754
  Class C                                                              3,435,500
  Class R2                                                                94,542
  Class R3                                                                    27
Transfer agency fees
  Class A                                                              2,283,714
  Class B                                                                 85,669
  Class C                                                                583,269
  Class R2                                                                10,778
  Class R3                                                                     6
  Class R4                                                                    15
  Class R5                                                                 4,788
Administrative services fees                                             914,727
Plan administration services fees
  Class R2                                                                47,271
  Class R3                                                                    27
  Class R4                                                                    62
Compensation of board members                                             58,944
Custodian fees                                                            37,750
Printing and postage                                                      84,500
Registration fees                                                        108,282
Professional fees                                                         57,460
Other                                                                    340,874
--------------------------------------------------------------------------------
Total net expenses                                                    27,561,981
--------------------------------------------------------------------------------
Investment income (loss) -- net                                      (16,038,571)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
24  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $ 160,050,420
  Security transactions -- affiliated issuers                         14,533,242
  Foreign currency transactions                                         (468,052)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                              174,115,610
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (494,190,862)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (320,075,252)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(336,113,823)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      JUNE 30, 2010   DEC. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                      $  (16,038,571) $  (39,028,308)
Net realized gain (loss) on investments                                 174,115,610     (51,544,929)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                   (494,190,862)  1,412,780,368
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (336,113,823)  1,322,207,131
---------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                        245,996,641     513,854,272
  Class B shares                                                          5,511,737      12,141,432
  Class C shares                                                         51,675,648      81,075,171
  Class I shares                                                         14,630,371      35,623,554
  Class R2 shares                                                        10,599,345      16,237,775
  Class R3 shares                                                            83,469          15,000
  Class R4 shares                                                           120,280           6,627
  Class R5 shares                                                         5,294,003       7,161,434
Conversions from Class B to Class A
  Class A shares                                                          9,742,773      20,508,952
  Class B shares                                                         (9,742,773)    (20,508,952)
Payments for redemptions
  Class A shares                                                       (287,577,950)   (391,795,379)
  Class B shares                                                        (12,573,168)    (25,038,254)
  Class C shares                                                        (54,640,620)    (89,519,549)
  Class I shares                                                         (1,170,826)       (478,828)
  Class R2 shares                                                        (8,088,956)    (11,225,467)
  Class R3 shares                                                           (18,617)             --
  Class R4 shares                                                           (19,657)             --
  Class R5 shares                                                        (3,043,221)    (19,961,642)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (33,221,521)    128,096,146
---------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements (Note 10)                              757,126       7,971,302
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (368,578,218)  1,458,274,579
Net assets at beginning of period                                     3,681,766,445   2,223,491,866
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $3,313,188,227  $3,681,766,445
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                      $  (16,111,314) $      (72,743)
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS A                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $38.78           $24.25       $38.20      $33.24      $27.29      $25.42
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.14)            (.37)        (.36)       (.32)       (.27)       (.29)
Net gains (losses) (both realized and
 unrealized)                                             (3.36)           14.81       (13.59)       5.28        6.22        2.16
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (3.50)           14.44       (13.95)       4.96        5.95        1.87
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .09           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $35.29           $38.78       $24.25      $38.20      $33.24      $27.29
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (9.00%)(a)       59.92%(b)   (36.52%)     14.92%      21.80%       7.36%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Gross expenses prior to expense
 waiver/reimbursement                                    1.35%(d)         1.61%        1.52%       1.46%       1.51%       1.58%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.35%(d)         1.61%        1.52%       1.46%       1.49%       1.53%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.72%)(d)       (1.18%)      (1.12%)      (.89%)      (.88%)     (1.16%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $2,506           $2,789       $1,642      $2,907      $2,613      $2,262
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%             150%         133%        206%        187%        136%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS B                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $32.42           $20.43       $32.42      $28.42      $23.51      $22.08
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.24)            (.51)        (.52)       (.50)       (.42)       (.42)
Net gains (losses) (both realized and
 unrealized)                                             (2.79)           12.42       (11.47)       4.50        5.33        1.85
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (3.03)           11.91       (11.99)       4.00        4.91        1.43
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .08           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $29.40           $32.42       $20.43      $32.42      $28.42      $23.51
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (9.32%)(a)       58.69%(b)   (36.98%)     14.07%      20.88%       6.48%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Gross expenses prior to expense
 waiver/reimbursement                                    2.11%(d)         2.39%        2.27%       2.21%       2.26%       2.33%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 2.11%(d)         2.39%        2.27%       2.21%       2.24%       2.28%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.49%)(d)       (1.97%)      (1.87%)     (1.64%)     (1.63%)     (1.91%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $81             $107          $94        $269        $365        $484
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%             150%         133%        206%        187%        136%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS C                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $32.44           $20.44       $32.43      $28.44      $23.52      $22.08
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.24)            (.51)        (.50)       (.50)       (.42)       (.42)
Net gains (losses) (both realized and
 unrealized)                                             (2.80)           12.43       (11.49)       4.49        5.34        1.86
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (3.04)           11.92       (11.99)       3.99        4.92        1.44
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .08           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $29.41           $32.44       $20.44      $32.43      $28.44      $23.52
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (9.34%)(a)       58.71%(b)   (36.97%)     14.03%      20.92%       6.52%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.11%(d)         2.36%        2.27%       2.21%       2.26%       2.33%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 2.11%(d)         2.36%        2.27%       2.21%       2.24%       2.28%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.48%)(d)       (1.94%)      (1.87%)     (1.64%)     (1.63%)     (1.91%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $627             $695         $447        $268        $213        $178
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%             150%         133%        206%        187%        136%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS I                                              JUNE 30, 2010       YEAR ENDED DEC. 31,
PER SHARE DATA                                        (UNAUDITED)              2009(f)
Net asset value, beginning of period                    $40.29                  $34.44
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.05)                   (.08)
Net gains (losses) (both realized and
 unrealized)                                             (3.52)                   5.93
--------------------------------------------------------------------------------------------
Total from investment operations                         (3.57)                   5.85
--------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01                      --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $36.73                  $40.29
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            (8.84%)(a)              16.99%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                            .94%(d)                1.00%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             (.27%)(d)               (.50%)(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $48                     $40
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%                    150%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS R2                                             JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $38.09           $23.89       $37.73      $32.92      $27.09      $25.29
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.21)            (.46)        (.43)       (.41)       (.34)       (.36)
Net gains (losses) (both realized and
 unrealized)                                             (3.30)           14.57       (13.41)       5.22        6.17        2.16
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (3.51)           14.11       (13.84)       4.81        5.83        1.80
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .09           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $34.59           $38.09       $23.89      $37.73      $32.92      $27.09
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (9.19%)(a)       59.44%(b)   (36.68%)     14.61%      21.52%       7.12%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Gross expenses prior to expense
 waiver/reimbursement                                    1.75%(d)         1.93%        1.77%       1.71%       1.76%       1.83%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.75%(d)         1.93%        1.77%       1.71%       1.74%       1.78%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.11%)(d)       (1.50%)      (1.37%)     (1.14%)     (1.13%)     (1.41%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $36              $37          $20         $25         $12          $6
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%             150%         133%        206%        187%        136%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS R3                                             JUNE 30, 2010       YEAR ENDED DEC. 31,
PER SHARE DATA                                        (UNAUDITED)              2009(f)
Net asset value, beginning of period                    $38.13                  $32.67
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.15)                   (.16)
Net gains (losses) (both realized and
 unrealized)                                             (3.31)                   5.62
--------------------------------------------------------------------------------------------
Total from investment operations                         (3.46)                   5.46
--------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01                      --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $34.68                  $38.13
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            (9.05%)(a)              16.71%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Total expenses                                           1.51%(d)                1.54%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             (.80%)(d)              (1.08%)(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                     $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%                    150%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
CLASS R4                                             JUNE 30, 2010       YEAR ENDED DEC. 31,
PER SHARE DATA                                        (UNAUDITED)              2009(f)
Net asset value, beginning of period                    $40.24                  $34.44
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.09)                   (.12)
Net gains (losses) (both realized and
 unrealized)                                             (3.53)                   5.92
--------------------------------------------------------------------------------------------
Total from investment operations                         (3.62)                   5.80
--------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01                      --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $36.63                  $40.24
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            (8.97%)(a)              16.84%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Total expenses                                           1.26%(d)                1.28%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             (.45%)(d)               (.76%)(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                     $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%                    150%
--------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS R5                                             JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $40.28           $25.08       $39.32      $34.07      $27.83      $25.81
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.07)            (.27)        (.21)       (.17)       (.13)       (.17)
Net gains (losses) (both realized and
 unrealized)                                             (3.50)           15.38       (14.03)       5.42        6.37        2.19
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (3.57)           15.11       (14.24)       5.25        6.24        2.02
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlements                       .01              .09           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $36.72           $40.28       $25.08      $39.32      $34.07      $27.83
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (8.84%)(a)       60.60%(b)   (36.22%)     15.41%      22.42%       7.83%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.00%(d)         1.27%        1.04%       1.01%       1.04%       1.08%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.00%(d)         1.27%        1.04%       1.01%       1.02%       1.03%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.36%)(d)        (.87%)       (.64%)      (.44%)      (.41%)      (.66%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $16              $15          $20         $33         $24         $18
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%             150%         133%        206%        187%        136%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) During the six months ended June 30, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(b) During the year ended Dec. 31, 2009, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) For the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman Communications and Information Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company and has one billion authorized shares of capital stock. The Fund invests at least 80% of its net assets in the securities of companies operating in the communications, information and related industries.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Fund will not accept investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Fund and (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4, and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At June 30, 2010, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Fund's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market

--------------------------------------------------------------------------------
34  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At June 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at June 30, 2010 was $3,943,525 representing 0.12% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course

--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of

--------------------------------------------------------------------------------
36  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At June 30, 2010, the Fund had no outstanding forward foreign currency contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


 AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------
                                                     FORWARD
                                                     FOREIGN
                                                     CURRENCY
RISK EXPOSURE CATEGORY                              CONTRACTS
-------------------------------------------------------------------
Foreign exchange contracts                          $(147,553)
-------------------------------------------------------------------



   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                        RECOGNIZED IN INCOME
--------------------------------------------------------------------
                                                      FORWARD
                                                      FOREIGN
                                                      CURRENCY
RISK EXPOSURE CATEGORY                               CONTRACTS
--------------------------------------------------------------------
Foreign exchange contracts                              $--
--------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward foreign currency contracts opened, and subsequently closed, was $3.9 million for the six months ended June 30, 2010.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.855% to 0.725% as the Fund's net assets increase. The management fee for the six months ended June 30, 2010 was 0.85% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.05% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
38  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $1,570.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statement of Operations.

The Fund and certain other associated investment companies (together, the Guarantors) have severally but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2010, the Fund's total potential future obligation over the life of the Guaranty is $3,871,769. The liability remaining at June 30, 2010 for Non-

--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Recurring Charges amounted to $1,981,078 and is included within other accrued expenses in the Statement of Assets and Liabilities.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $982,000 and $20,436,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $1,858,534 for Class A, $82,839 for Class B and $36,204 for Class C for the six months ended June 30, 2010.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,097,646,206 and $2,033,958,221, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
40  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                      SIX MONTHS ENDED     YEAR ENDED
                                        JUNE 30, 2010   DEC. 31, 2009(a)
------------------------------------------------------------------------
CLASS A
Sold                                      6,318,857         16,217,513
Converted from Class B(b)                   255,206            687,488
Redeemed                                 (7,477,836)       (12,729,267)
------------------------------------------------------------------------
Net increase (decrease)                    (903,773)         4,175,734
------------------------------------------------------------------------

CLASS B
Sold                                        169,817            463,755
Converted to Class A(b)                    (305,834)          (812,029)
Redeemed                                   (392,578)          (968,789)
------------------------------------------------------------------------
Net increase (decrease)                    (528,595)        (1,317,063)
------------------------------------------------------------------------

CLASS C
Sold                                      1,584,633          3,054,623
Redeemed                                 (1,692,912)        (3,514,832)
------------------------------------------------------------------------
Net increase (decrease)                    (108,279)          (460,209)
------------------------------------------------------------------------

CLASS I
Sold                                        350,131            993,229
Redeemed                                    (29,179)           (12,541)
------------------------------------------------------------------------
Net increase (decrease)                     320,952            980,688
------------------------------------------------------------------------

CLASS R2
Sold                                        278,431            521,139
Redeemed                                   (213,785)          (373,741)
------------------------------------------------------------------------
Net increase (decrease)                      64,646            147,398
------------------------------------------------------------------------

CLASS R3
Sold                                          2,224                431
Redeemed                                       (494)                --
------------------------------------------------------------------------
Net increase (decrease)                       1,730                431
------------------------------------------------------------------------

CLASS R4
Sold                                          2,916                188
Redeemed                                       (472)                --
------------------------------------------------------------------------
Net increase (decrease)                       2,444                188
------------------------------------------------------------------------



--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                      SIX MONTHS ENDED     YEAR ENDED
                                        JUNE 30, 2010   DEC. 31, 2009(a)
------------------------------------------------------------------------
CLASS R5
Sold                                        130,479            231,418
Redeemed                                    (75,392)          (666,534)
------------------------------------------------------------------------
Net increase (decrease)                      55,087           (435,116)
------------------------------------------------------------------------


(a) Class I, Class R3 and Class R4 shares are for the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.
(b) Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $333,097,221 were on loan, secured by cash collateral of $350,504,574 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for

--------------------------------------------------------------------------------
42  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



services provided and any other securities lending expenses. Net income of $399,947 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases from sales of shares of RiverSource Short-Term Cash Fund aggregated $999,529,161 and $1,157,358,468, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2010.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

10. PROCEEDS FROM REGULATORY SETTLEMENTS

During the six months ended June 30, 2010, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $757,126, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

In May 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $271,302, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

In March 2009, without admitting or denying any violations of law or wrongdoing, J&W Seligman & Co., Incorporated (Seligman), Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino entered into a stipulation of settlement with the Office of the Attorney General of the State of New York (NYAG) and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $7.7 million to the Fund. The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $207,486,080 at Dec. 31, 2009, that if not offset by capital gains will expire as follows:

    2011           2016           2017
$12,308,398    $97,889,818    $97,287,864


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There

--------------------------------------------------------------------------------
44  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

12. RISKS RELATING TO CERTAIN INVESTMENTS

CONCENTRATION RISK
The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. Therefore, the Fund's net asset value may fluctuate more than a fund that invests in a wider range of industries. The rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary

--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise

--------------------------------------------------------------------------------
46  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business

--------------------------------------------------------------------------------
48  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its

--------------------------------------------------------------------------------
50  SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com*; or searching the website of the SEC at www.sec.gov.

* Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
      SELIGMAN COMMUNICATIONS AND INFORMATION FUND -- 2010 SEMIANNUAL REPORT  51

SELIGMAN COMMUNICATIONS AND INFORMATION FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


                           This report must be accompanied or preceded by the Fund's
                           current prospectus.  Seligman((R)) mutual funds are
                           distributed by Columbia Management Investment Distributors,
                           Inc. (formerly known as RiverSource Fund Distributors,
                           Inc.), member FINRA and managed by Columbia Management
                           Investment Advisers, LLC (formerly known as RiverSource
                           Investments, LLC). Seligman is an offering brand of Columbia
                           Management Investment Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                  SL-9943 C (8/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in
         Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

         (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Communications and Information Fund, Inc.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date September 7, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date September 7, 2010